Employee benefits - Summary of Fair Value of Company's Pension Plan Assets (Detail) - Pension benefits [Member]	Mar. 31, 2022	Mar. 31, 2021
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	2.30%	4.50%
Deposits with Insurance companies	24.10%	25.60%
Total	100.00%	100.00%
Level 1 [Member]
Disclosure of fair value of plan assets [line items]
Debt instruments	66.10%	64.20%
Equity instruments (quoted)	7.40%	5.20%
Level 2 and 3 of fair value hierarchy [Member]
Disclosure of fair value of plan assets [line items]
Debt instruments	0.10%	0.50%